                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TCW Advisors, Inc.
Address:      865 South Figueroa Street, Suite 1800
              Los Angeles, CA 90017

13F File Number:  28-06685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Linda D. Barker
Title: Senior Vice President and Assistant Secretary
Phone: (213) 244-0694
Signature, Place, and Date of Signing:

       /s/ Linda D. Barker
       -------------------
       Los Angeles, CA
       Date: November 11, 2004

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
        Form 13F File Number 28-00620
        Name:  The TCW Group, Inc.